Summary of Counterparty Credit Exposure by Counterparty Credit Rating (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Entity		Dec. 31, 2013 Entity
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	5	[1]	5	[1]
Notional Amount	$ 35,601	[1],[2]	$ 40,100	[1],[2]
Credit exposure	600	[1],[2]	1,076	[1],[2]
Exposure, net of collateral	600	[1],[2]	1,076	[1],[2]
A+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[1]	1	[1]
Notional Amount	15,200	[1],[2]	21,700	[1],[2]
Credit exposure	310	[1],[2]	624	[1],[2]
Exposure, net of collateral	310	[1],[2]	624	[1],[2]
A
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	2	[1]	2	[1]
Notional Amount	4,500	[1],[2]	10,700	[1],[2]
Credit exposure	110	[1],[2]	227	[1],[2]
Exposure, net of collateral	110	[1],[2]	227	[1],[2]
BBB+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[1]	1	[1]
Notional Amount	10,901	[1],[2]	2,700	[1],[2]
Credit exposure	158	[1],[2]	156	[1],[2]
Exposure, net of collateral	158	[1],[2]	156	[1],[2]
BBB
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[1]	1	[1]
Notional Amount	5,000	[1],[2]	5,000	[1],[2]
Credit exposure	22	[1],[2]	69	[1],[2]
Exposure, net of collateral	$ 22	[1],[2]	$ 69	[1],[2]

[1]	Rating is the lower of S&P or Moody's ratings.
[2]	Only OTC derivatives with a net positive fair value are included for each counterparty.